Share based compensation	12 Months Ended
Dec. 31, 2025
Share based compensation
Share based compensation
14.	Share based compensation

In accordance with the share incentive plan adopted in 2017 (“2017 Share Incentive Plan”), 51,200,000 ordinary shares were reserved to for issuance to selected persons including its directors, employees and consultants.

Under the 2017 Share Incentive Plan, share options granted contain a performance condition such that the awards only vest upon the completion of a Qualified IPO. For employees who terminate the employment before the completion of a Qualified IPO, the share options granted are forfeited upon the termination of employment. Options granted under the 2017 Share Incentive Plan are valid and effective for 10 years from the grant date.

In March 2021, the Company’s board of directors approved a new share incentive plan (“Public Company Plan”), 51,029,546 ordinary shares were reserved for issuance to selected persons including its directors, employees and consultants. The unvested portion of share options, representing 14,196,882 share options granted under the 2017 Share Incentive Plan (“Original Awards”) were replaced by the options granted under Public Company Plan (“Modified Awards”) in April 2021, with the terms of the Modified Awards substantially the same as those of the Original Awards.

Under the Public Company Plan, share options granted prior to the IPO either 1) vest upon the completion of a Qualified IPO or 2) have a graded vesting schedules in one to four years and vest upon completion of a Qualified IPO. Share options granted post IPO either vest upon grant or vest by a graded vesting schedule in one to four years. Options granted are valid and effective for 10 years from the grant date.

A summary of activities of the share options is presented below:

		Weighted		Aggregate
	Number of	average	Weighted remaining	intrinsic
	share options	exercise price per share	contractual years	value
		USD		USD
Outstanding at January 1, 2025	5,944,822	2.67	8.27	37,426
Grant	2,663,903	1.95
Forfeiture	(12,004)	1.58
Exercise	(1,359,084)	2.17
Outstanding at December 31, 2025	7,237,637	2.50	7.80	76,953
Exercisable as of December 31, 2025	5,668,864	2.79	7.54	58,659

As of December 31, 2025, RMB46,097 of unrecognized compensation expense related to unvested share options is expected to be recognized over a remaining weighted-average vesting period of approximately 1.07 years.

The weight average grant date fair value of the share options granted during the years ended December 2023, 2024 and 2025 was RMB34.78, RMB34.58 and RMB60.38, respectively.

The total fair value at grant date of share options that vested during the years ended December 31, 2023, 2024 and 2025 was RMB159,957, RMB36,964 and RMB110,247, respectively.

The total intrinsic value of share options exercised during the years ended December 31, 2023, 2024 and 2025 was RMB324,977, RMB87,190 and RMB101,064, respectively.

The fair value of the share options granted is estimated on the date of grant using the binomial option pricing model with the following assumptions used.

	2023	2024	2025
Risk-free rate of return(1)	3.4%-3.8%	4.2%-4.5%	4.0%-4.3%
Volatility(2)	40.2%-46.5%	46.1%-46.5%	45.5%-46.4%
Expected dividend yield(3)	0%	2%	1.9%
Fair value of ordinary share (in USD)(4)	5.9-8.7	5.6-6.2	9.9-13.0
Exercise Multiple(5)	2.2-2.8	2.2-2.8	2.2-2.8
Expected term(6)	10	10	10
(1)Risk-free rate was estimated based on the yield of USD Treasury Strips for share options granted under the Public Company Plan as of the valuation date for a term consistent with the option life.
(2)Expected volatility was assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected term of each grant.
(3)The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the share options.
(4)The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely accepted academic research publication.
(6)The expected term is the contract life of the option from grant date.

A summary of share-based compensation expenses recognized is presented below:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Hotel operating costs	1,286	5,636	17,660
Selling and marketing expenses	391	2,724	6,546
General and administrative expenses	162,301	23,723	106,003
Technology and development expenses	—	709	1,263
Total	163,978	32,792	131,472